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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedules of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments – June 30, 2011 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.9%

Alabama - 1.5%
Troy University, (ASSURED GTY) 4.125%, 11/1/23	$ 420,000	$ 419,378

Arizona - 4.8%
City of Tempe AZ, 5%, 7/1/20	225,000	243,459
Glendale Western Loop 101 Public Facilites Corp, 6%, 7/1/24	525,000	540,215
Maricopa County Unified School District No 090 Saddle Mountain, General Obligation 5%, 7/1/14	75,000	76,652
Maricopa County Unified School District No 41 Gilbert, General Obligation (AGM) 5.8%, 7/1/14	250,000	282,060
Northern Arizona University, Certificate Participation (AMBAC) 5%, 9/1/23	150,000	152,180
		1,294,566
Arkansas - 0.7%
City of Fort Smith AR, (AGM) 5%, 10/1/21	175,000	198,216

Florida - 8.5%
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/25	1,010,000	1,027,453
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/23	750,000	778,913
State of Florida, General Obligation (ST GTD) 4.75%, 6/1/35	500,000	501,715
		2,308,081
Georgia - 7.2%
Augusta-Richmond County Coliseum Authority, (CNTY GTD) 5%, 10/1/23	670,000	756,597
City of Atlanta GA, (AGM) 5.75%, 11/1/30	300,000	333,588
Emanuel County Hospital Authority, (AMBAC CNTY GTD) 4.3%, 7/1/17	250,000	266,965
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	102,783
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/18	225,000	259,362
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/21	100,000	116,037
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	133,211
		1,968,543
Illinois - 5.0%
County of Winnebago IL, General Obligation (NATL-RE) 5%, 12/30/24	1,000,000	1,021,330
Regional Transportation Authority, (AMBAC GO OF AUTH) 7.2%, 11/1/20	280,000	336,764
		1,358,094
Indiana - 6.0%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/38	475,000	491,174
Western Boone Multi-School Building Corp, General Obligation (AGM ) 5%, 1/10/20	1,015,000	1,157,485
		1,648,659
Iowa - 0.8%
City of Bettendorf IA, General Obligation 5%, 6/1/30	210,000	220,611

Kentucky - 0.4%
Laurel County School District Finance Corp, (AGM SEEK) 4%, 6/1/16	110,000	120,926

Maryland - 0.3%
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/16	65,000	72,989

Massachusetts - 2.5%
Massachusetts School Building Authority, (AGM) 5%, 8/15/23	635,000	684,492

Michigan - 5.7%
Charles Stewart Mott Community College, General Obligation (NATL-RE) 5%, 5/1/18	720,000	777,787
Detroit City School District, General Obligation (FGIC Q-SBLF) 6%, 5/1/20	300,000	334,983
Redford Unified School District No 1, General Obligation (AMBAC Q-SBLF) 5%, 5/1/22	410,000	441,960
		1,554,730
Mississippi - 4.1%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/14	500,000	589,605
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/13	500,000	539,325
		1,128,930
Missouri - 3.5%
City of O'Fallon MO, Certificate Participation (NATL-RE) 5.25%, 11/1/16	100,000	111,660
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/20	500,000	602,395
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	237,956
		952,011
New Jersey - 4.5%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/28	250,000	285,178
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC) 6.5%, 1/1/16	850,000	954,575
		1,239,753
New York - 2.9%
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/31	250,000	285,228
Port Authority of New York & New Jersey, (GO OF AUTH) 5.375%, 3/1/28	455,000	513,572
		798,800
North Carolina - 10.6%
City of Raleigh NC, Certificate Participation 4.75%, 6/1/25	590,000	613,647
County of Dare NC, Certificate Participation (AMBAC) 5%, 6/1/23	600,000	619,278
County of Forsyth NC, 4.5%, 4/1/21	650,000	719,147
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/24	500,000	502,390
State of North Carolina, (ST APPROP) 4.5%, 5/1/27	200,000	205,700
University of North Carolina System, (NATL-RE) 5%, 10/1/15	215,000	244,348
		2,904,510
Pennsylvania - 5.5%
Lehigh County General Purpose Authority, (NATL-RE GO OF HOSP) 7%, 7/1/16	880,000	969,487
Pennsylvania Higher Educational Facilties Authority, (NATL-RE) 5%, 4/1/20	500,000	539,695
		1,509,182
South Carolina - 1.8%
York County School District No 1/SC, General Obligation (SCSDE) 5%, 3/1/27	440,000	475,970

Texas - 10.8%
City of San Antonio TX, 5.125%, 5/15/29	500,000	542,490
City of Sugar Land TX, General Obligation Ltd 5%, 2/15/28	350,000	372,225
County of Harris TX, General Obligation Ltd (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/24	250,000	307,183
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/17	305,000	371,453
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,361,062
		2,954,413
Virginia - 6.7%
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	532,020
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	166,835
County of Arlington VA, General Obligation 5%, 1/15/25	400,000	434,716
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	271,084
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	171,393
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	239,617
		1,815,665
Washington - 2.3%
Grays Harbor County Public Utility District No 1, (AGM) 5.25%, 7/1/24	605,000	632,606

Wisconsin - 1.8%
State of Wisconsin, General Obligation 5%, 5/1/24	285,000	301,000
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	200,710
		501,710

TOTAL INVESTMENTS - 97.9% (Cost $25,899,359)		26,762,835
NET OTHER ASSETS AND LIABILITIES - 2.1%		574,570
TOTAL ASSETS - 100%		$ 27,337,405

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
CNTY GTD: County Guaranteed
FGIC: Financial Guaranty Insurance Co.
FSA: Financial Security Assurance
HUD SECTION 8: HUD Insured Multifamily Housing
MBIA-RE: MBIA Insurance Corp.	-
NATL-RE: National Public Finance Guarantee Corp.
Q-SBLF: Qualified School Board Loan Fund
ST GTD: State Guaranteed

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments – June 30, 2011 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.8%

Development - 5.2%
Loudoun County Industrial Development Authority, 5%, 6/1/31	$ 500,000	$ 521,810
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	785,471
		1,307,281
Education - 11.1%
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	166,688
Prince William County Industrial Development Authority, 5%, 10/1/18	150,000	156,211
University of Virginia, 5%, 6/1/40	255,000	265,243
Virginia College Building Authority, 5%, 4/1/16	100,000	110,344
Virginia College Building Authority, 5%, 9/1/26	140,000	151,798
Virginia College Building Authority, (ST APPROP) 5%, 2/1/29	375,000	403,583
Virginia College Building Authority, (ST APPROP) 5%, 2/1/23	500,000	576,500
Virginia Polytechnic Institute & State University, (AMBAC) 5%, 6/1/14	400,000	441,660
Virginia Public School Authority, 5%, 8/1/27	350,000	377,391
Virginia Public School Authority, 5%, 12/1/18	100,000	111,290
		2,760,708
Facilities - 14.5%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/25	500,000	506,555
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	198,701
Newport News Economic Development Authority, 5%, 7/1/25	745,000	787,338
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/19	50,000	53,517
Prince William County Park Authority, 4%, 4/15/24	320,000	321,686
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/16	400,000	462,820
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/25	700,000	706,454
Stafford County & Staunton Industrial Development Authority, (XLCA) 5%, 8/1/21	315,000	336,366
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	225,886
		3,599,323
General - 6.1%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/19	500,000	500,870
County of Prince William VA, Certificate Participation (AMBAC) 5%, 6/1/22	750,000	791,243
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/27	100,000	119,766
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/23	100,000	101,232
		1,513,111
General Obligation - 13.8%
City of Alexandria VA, General Obligation 5%, 1/1/16	200,000	233,096
County of Arlington VA, General Obligation 5%, 1/15/25	175,000	190,188
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100) 5%, 12/1/24	200,000	240,480
County of Henrico VA, General Obligation 5%, 7/15/25	150,000	170,013
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	532,020
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100) 5%, 12/1/18	165,000	196,574
County of Loudoun VA, General Obligation 5%, 10/1/13	325,000	341,071
County of Prince George VA, General Obligation (ASSURED GTY ) 5%, 2/1/20	200,000	225,082
City of Richmond VA, General Obligation (AGM) 5%, 7/15/23	750,000	802,710
Commonwealth of Virginia, General Obligation 5%, 6/1/26	300,000	332,025
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	166,835
		3,430,094
Medical - 9.5%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	1,000,000	1,079,840
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	368,266
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	300,000	324,051
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/17	500,000	582,305
		2,354,462
Multifamily Housing – 7.0%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	450,000	452,408
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	306,888
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	756,615
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	239,617
		1,755,528
Pollution - 4.5%
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/15	635,000	712,292
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/15	365,000	408,395
		1,120,687
Power - 3.7%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	601,024
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/24	290,000	317,498
		918,522
Transportation - 2.7%
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/34	100,000	96,760
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/12	350,000	365,831
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/22	200,000	222,014
		684,605
Utilities - 3.8%
City of Richmond VA, (AGM) 4.5%, 1/15/33	940,000	944,559

Water - 15.9%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	215,078
Frederick-Winchester Service Authority, (AMBAC) 5%, 10/1/15	570,000	646,551
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	260,125
Henry County Public Service Authority, (AGM) 5.25%, 11/15/13	700,000	763,658
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	171,393
City of Norfolk VA, (NATL-RE) 5.9%, 11/1/25	210,000	210,479
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/20	1,000,000	1,186,430
Virginia Resources Authority, 5%, 10/1/27	300,000	329,016
Virginia Resources Authority, 5%, 11/1/31	160,000	168,294
		3,951,024

TOTAL INVESTMENTS - 97.8% (Cost $23,466,292)		24,339,904
NET OTHER ASSETS AND LIABILITIES - 2.2%		536,764
TOTAL ASSETS - 100%		$ 24,876,668

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
MBIA-RE: MBIA Insurance Corp.
NATL-RE: National Public Finance Guarantee Corp.
XLCA: XL Capital Assuranty

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

1. Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)
Level 3 – Significant Unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of June 30, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used s of June 30, 2011 in valuing the funds’ investments carried at fair value.

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 6/30/11
National Fund
Long Term Municipal Bonds	$ -	$ 26,762,835	$ -	$ 26,762,835
Total	$ -	$ 26,762,835	$ -	$ 26,762,835

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,339,904	$ -	$ 24,339,904
Total	$ -	$ 24,339,904	$ -	$ 24,339,904

The funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. There were no transfers between classification levels during the period ended June 30, 2011.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

 Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 22, 2011

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 22, 2011